Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

36.Events after the reporting period

In accordance with IFRS accounting standards, the attached consolidated financial statements were prepared based on the conditions existing as of December 31, 2025, and considering those events occurring after that date that provided evidence of conditions existing at the end of the reporting period. The events that occurred after the reporting date that require a disclosure in the consolidated financial statements are described below:

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At the Board of Directors meeting of the subsidiary El Brocal held on February 13, 2026. The Board agreed to submit, for consideration by the General Shareholders’ Meeting, a dividends distribution proposal amounting to US$55.46 million, based on profit as of December 31, 2025. This proposal was approved by El Brocal General Shareholders’ Metting on March 23, 2026, and is scheduled to be fully paid by April 30, 2026.

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On January 5, 2026, during a board meeting, the associate Cerro Verde approved the distribution of dividends based on accumulated results as of September 30, 2025, amounting to US$500 million, of which US$97.9 million corresponds to the Group. These dividends were paid on January 29, 2026. Additionally, during Cerro Verde’s General Shareholders’ Meeting held on March 23, 2026, an additional dividend proposal of US$300 million, of which US$58.7 million corresponds to Buenaventura, was approved, based on the profit obtained as of December 31, 2025, these dividends were paid on April 24, 2026.

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On February 26, 2026, the Company’s Board of Directors agreed to submit to the consideration of the General Shareholders’ Meeting a proposal for the distribution of dividends for an amount of US$272.99 million, based on the profit obtained as of December 31, 2025. This proposal was approved by The General Shareholders’ Meeting on March 30, 2026, and is scheduled to be fully paid by April 30, 2026.

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On March 3, 2026, during a board meeting, the associate Compañía Minera Coimolache approved the distribution of dividends based on accumulated results as of December 31, 2025, amounting to US$28.2 million, of which US$11.3 million corresponds to the Group. These dividends were paid on March 30, 2026

No other significant events occurred after the closing date until the Board of Directors’ date, April 29, 2026, that need to be disclosed, in addition to those mentioned in the previous paragraph.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

27.   Subsequent events

Since December 31, 2025 and through the date these financial statements were issued, no other material events have occurred that may affect the interpretation of these financial statements and that have not been appropriately addressed in these financial statements.